Note 12 - Stockholders' Deficit: Schedule of issued shares of common stock (Details) - shares	6 Months Ended	12 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Common stock shares issued	45,633,262	42,570,975
Common Stock
Stock Issued During Period, Shares, New Issues		7,193,654
Stock Issued During Period, Shares, Issued for Services	2,223,537	2,045,163
Stock Issued During Period Shares Options And Warrants Exercised		3,909,226
Stock Issued During Period Shares For Debt Issuance Costs		1,587,738
Stock Issued During Period Shares For Debt Modification		1,373,914
Stock Issued During Period Share Cash Received And Services Credited For Options And Warrants Exercised		2,884,134
Stock Issued During Period Shares Recapitalization		8,006,000
Common stock shares issued		26,959,829